Earnings (Loss) Per Share - Schedule of Computation of Basic and Diluted Net (Loss) Profit per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net loss	$ (67,114)	$ (101,495)
Less: Net loss attributable to redeemable noncontrolling interests	(50,529)	(73,384)
Less: Net income (loss) attributable to noncontrolling interests	1,007	(7,037)
Net loss attributable to common stockholders	$ (27,564)	$ (25,565)
Denominator:
Weighted Average Class A Common Stock outstanding (in shares)	19,946,794	17,757,741
Weighted Average Shares Outstanding - basic (in shares)	27,237,904	23,809,490
Weighted Averages Shares Outstanding - diluted (in shares)	27,237,904	23,809,490
Basic and Diluted Earnings (Loss) Per Share
Basic Loss Per Share	$ (1.01)	$ (1.07)
Diluted (in dollars per share)	$ (1.01)	$ (1.07)
Series A Penny Warrants
Denominator:
Weighted Average Class A Common Stock issuable under Penny Warrants (in shares)	1,300,950	1,051,749
Series B Penny Warrants
Denominator:
Weighted Average Class A Common Stock issuable under Penny Warrants (in shares)	5,990,160	5,000,000
Series A Preferred Dividends
Numerator:
Preferred Dividends	$ (4,166)	$ (3,258)
Series B Preferred Dividends
Numerator:
Preferred Dividends	$ (5,806)	$ (1,233)